Dividends - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Dividends Paid And Proposed [Abstract]
Final dividend payable per share	£ 10.78	£ 10.55
Final dividend payable date	Sep. 09, 2019	Sep. 03, 2018
Proposed dividend payable per share	£ 15.400	£ 15.400	£ 15.400
Proposed full year dividend	£ 1,527	£ 1,524	£ 1,532
Dividend proposed before financial statements authorized	£ 1,069	1,044	1,050
Proposed dividend payable date	Aug. 09, 2019
Dividend Investment Plan election date	Aug. 23, 2019
Total dividend paid amount	£ 1,503	£ 1,524	£ 1,436	£ 1,436